Taxes (Tables)	11 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of net deferred tax assets
For the Period From February 8, 2021 (Inception) Through December 31, 2021
Deferred tax assets:
Net operating losses	$30,345
Start-up costs	84,223
Total deferred tax assets	114,567

Valuation Allowance	(114,567)

Deferred tax asset, net of allowance	$—

Schedule of income tax provision
For the Period From February 8, 2021 (Inception) Through December 31, 2021
Federal
Current	$—
Deferred	(114,567)
State and local
Current	—
Deferred
Change in valuation allowance	114,567
Income tax provision	$—

Schedule of federal income tax rate to the Company’s effective tax rate
For the Period From February 8, 2021 (Inception) Through December 31, 2021
U.S. federal statutory rate	21.0%
Change in fair value of warrant derivative liability	(30.4)%
Offering costs attributable to warrants	7.6
Change in valuation allowance	1.8%
Income tax provision	—